Investments in Equity Investees - Lease Commitments and Capital Commitments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Future aggregate minimum payments under non-cancellable operating leases
Not later than 1 year	$ 3,544	$ 3,330
Between 1 to 2 years	2,725	2,875
Between 2 to 3 years	1,232	2,132
Between 3 to 4 years	285	345
Between 4 to 5 years	52	161
Total minimum lease payments	7,842	8,860
Property, plant and equipment
Capital commitments
Property, plant and equipment - Contracted but not provided for	2,248	161
Equity investees
Future aggregate minimum payments under non-cancellable operating leases
Not later than 1 year	1,272	1,282
Between 1 to 2 years	595	400
Between 2 to 3 years	391	151
Between 3 to 4 years	137	141
Between 4 to 5 years		47
Total minimum lease payments	2,395	2,021
Equity investees | Property, plant and equipment
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 1,368	$ 1,034